Accrued Expenses and Other Liabilities - Summary of Reconciliation of Changes in Product Warranty Liability (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Standard Product Warranty Disclosure [Abstract]
Balance at the beginning of the year	¥ 3,886	$ 533	¥ 3,780	¥ 4,758
Accruals during the year	12,232	1,676	2,410	880
Claims during the year	(124)	(17)	(594)	(661)
Reversal during the year	(1,502)	(206)	(1,710)	(1,197)
Balance at the ending of the year	14,492	$ 1,986	3,886	3,780
Less: Non-current portion of warranty	(4,539)		(1,053)	(474)	$ (622)
Current portion of warranty	¥ 9,953		¥ 2,833	¥ 3,306	$ 1,364